Commitments and Contingencies - Unfunded Commitments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Other commitment	$ 1,055
Commitments to fund partnerships and alternative investments	559
Commitment to fund Private placement securities	380
Commitments to fund mortgage loans	$ 116